Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
Information about Company's Reportable Segments
The table below presents information about the Company’s reportable segments comprising its continuing operations for the years ended December 31, 2022, 2023 and 2024. The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company’s consolidated financial statements. Segment results are evaluated based on income from operations.

	Year ended December 31, 2022		Year ended December 31, 2023			Year ended December 31, 2024
	Handysize tanker segment	Total	Handysize tanker segment	LPG carrier segment	Total	Handysize tanker segment	LPG carrier segment	Total
Time charter revenues	$—	$—	$—	$3,439,356	$3,439,356	$—	$14,315,299	$14,315,299
Voyage charter revenues	—	—	—	3,253,385	3,253,385	—	1,310,312	1,310,312
Pool revenues	15,637,653	15,637,653	15,611,872	—	15,611,872	6,768,672	—	6,768,672
Total vessel revenues	$15,637,653	$15,637,653	$15,611,872	$6,692,741	$22,304,613	$6,768,672	$15,625,611	$22,394,283
Voyage expenses (including charges from related parties)	(219,066)	(219,066)	(198,730)	(2,306,422)	(2,505,152)	(315,055)	(1,279,696)	(1,594,751)
Vessel operating expenses	(4,322,281)	(4,322,281)	(5,164,248)	(4,228,712)	(9,392,960)	(2,310,289)	(6,990,110)	(9,300,399)
Management fees to related parties	(666,500)	(666,500)	(688,547)	(1,022,104)	(1,710,651)	(386,162)	(1,544,648)	(1,930,810)
Provision for doubtful accounts	—	—	—	—	—	—	(25,369)	(25,369)
Depreciation and amortization	(1,405,124)	(1,405,124)	(1,490,577)	(1,874,041)	(3,364,618)	(1,168,558)	(3,732,688)	(4,901,246)
Gain on sale of vessel	—	—	8,226,258	—	8,226,258	—	—	—
Segments operating income/(loss)	$9,024,682	$9,024,682	$16,296,028	$(2,738,538)	$13,557,490	$2,588,608	$2,053,100	$4,641,708
Interest and finance costs		(14,068)			(31,815)			(230,531)
Interest income		4,550			2,053,749			8,354,608
Interest income from related party		—			—			364,205
Dividend income from related party		—			1,020,833			2,645,833
Foreign exchange losses		(1,859)			(14,978)			(21,019)
Dividend income on equity securities		—			—			4,136
Loss on equity securities		—			—			(48,542)
Less: Unallocated corporate general and administrative expenses (including related parties)		(2,093,347)			(5,357,265)			(10,198,863)
Net income and comprehensive income from continuing operations, before taxes		$6,919,958			$11,228,014			$5,511,535
Net income and comprehensive income from discontinued operations, before taxes		$43,966,606			$129,759,646			$19,695,969
Net income and comprehensive income, before taxes		$50,886,564			$140,987,660			$25,207,504

Reconciliation of Total Segment Assets to Total Assets
A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets of December 31, 2023, and December 31, 2024, is as follows:

	As of December 31, 2023	As of December 31, 2024
Handysize tanker segment	10,445,507	9,666,777
LPG carrier segment	71,651,775	72,241,241
Cash and cash equivalents(1)	151,757,138	37,191,906
Prepaid expenses and other assets(1)	51,447,318	206,812,257
Total assets from continuing operations	$285,301,738	$325,912,181
Total assets from discontinued operations	$22,802,392	$495,003
Total consolidated assets	$308,104,130	$326,407,184

(1)	Refers to assets of other, non-vessel owning, entities included in the consolidated financial statements.